Schedule of Investments (unaudited)
June 30, 2025
iShares® Environmental Infrastructure and Industrials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Building Products — 4.9%
Advanced Drainage Systems Inc.	1,301	$149,433
China Lesso Group Holdings Ltd.	16,000	8,561
Reliance Worldwide Corp. Ltd.	14,691	39,634
TOTO Ltd.	2,400	60,434
Zhejiang Weixing New Building Materials Co. Ltd., Class A	2,700	3,910
		261,972
Chemicals — 0.9%
Umicore SA	3,234	47,726
Commercial Services & Supplies — 7.8%
Befesa SA(a)	696	22,700
Beijing Originwater Technology Co. Ltd., Class A	4,600	2,895
Clean Harbors Inc.(b)	933	215,691
Tetra Tech Inc.	4,918	176,851
		418,137
Construction & Engineering — 6.0%
NBCC India Ltd.	19,055	27,281
Stantec Inc.	2,097	228,171
Sweco AB, Class B	3,804	66,043
		321,495
Containers & Packaging — 6.0%
Smurfit WestRock PLC	7,347	317,772
Electronic Equipment, Instruments & Components — 5.7%
Badger Meter Inc.	541	132,518
Landis+Gyr Group AG	476	33,548
Riken Keiki Co. Ltd.	700	14,649
Shimadzu Corp.	4,700	116,198
Wasion Holdings Ltd.	8,000	8,522
		305,435
Machinery — 28.7%
Construcciones y Auxiliar de Ferrocarriles SA	314	17,282
Dawonsys Co. Ltd.(b)	150	971
Franklin Electric Co. Inc.	728	65,331
Fujian Longking Co. Ltd., Class A	1,300	2,181
Guangdong Topstar Technology Co. Ltd., Class A(b)	900	4,291
Lindsay Corp.	200	28,850
METAWATER Co. Ltd.	500	7,697
Mueller Water Products Inc., Class A	2,843	68,346
NGK Insulators Ltd.	4,800	60,247
Organo Corp.	500	31,129
Pentair PLC	3,012	309,212
TOMRA Systems ASA	4,299	67,101
Torishima Pump Manufacturing Co. Ltd.	400	5,538
Tsukishima Holdings Co. Ltd.	500	7,381
Watts Water Technologies Inc., Class A	501	123,191
Westinghouse Air Brake Technologies Corp.	1,547	323,864
Xylem Inc./New York	2,477	320,425
Yangzijiang Shipbuilding Holdings Ltd.	46,100	80,449
Yutong Bus Co. Ltd., Class A	2,900	10,075
		1,533,561
Metals & Mining — 1.5%
ARE Holdings Inc.	1,400	17,503
Security	Shares	Value
Metals & Mining (continued)
Dowa Holdings Co. Ltd.	1,000	$32,343
Sims Ltd.	2,953	29,842
		79,688
Multi-Utilities — 6.7%
Qatar Electricity & Water Co. QSC	9,178	40,791
Veolia Environnement SA	8,909	318,068
		358,859
Professional Services — 1.1%
Arcadis NV	1,259	61,137
Trading Companies & Distributors — 4.0%
Core & Main Inc., Class A(b)	3,496	210,984
Water Utilities — 25.9%
Aguas Andinas SA, Class A	47,810	17,448
American States Water Co.	713	54,659
American Water Works Co. Inc.	2,231	310,354
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	9,300	3,925
Beijing Enterprises Water Group Ltd.	72,000	21,744
California Water Service Group	1,115	50,710
Chengdu Xingrong Environment Co. Ltd., Class A	3,800	3,829
China Water Affairs Group Ltd.	22,000	17,674
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	8,440	185,061
Cia de Saneamento de Minas Gerais Copasa MG	3,652	18,801
Cia De Sanena Do Parana	5,636	39,513
Essential Utilities Inc.	5,076	188,523
H2O America	520	27,024
Penno Group PLC	8,681	59,892
Severn Trent PLC	4,882	183,427
United Utilities Group PLC	12,583	197,588
Zhongshan Public Utilities Group Co. Ltd., Class A	2,100	2,576
		1,382,748
Total Common Stocks — 99.2% (Cost: $4,083,613)		5,299,514
Preferred Stocks
Machinery — 0.4%
Marcopolo SA, Preference Shares, NVS	12,697	18,602
Total Preferred Stocks — 0.4% (Cost: $13,632)		18,602
Total Investments — 99.6% (Cost: $4,097,245)		5,318,116
Other Assets Less Liabilities — 0.4%		23,851
Net Assets — 100.0%		$5,341,967

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Environmental Infrastructure and Industrials ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0 (b)	$—	$—	$—	$—	—	$15	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	2	09/19/25	$22	$675
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,285,751	$2,013,763	$—	$5,299,514
Preferred Stocks	18,602	—	—	18,602
	$3,304,353	$2,013,763	$—	$5,318,116
Derivative Financial Instruments(a)
Assets
Equity Contracts	$675	$—	$—	$675

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Environmental Infrastructure and Industrials ETF

Portfolio Abbreviation
NVS	Non-Voting Shares